Shareholder Report, Line Graph (Details) - USD ($)																															1 Months Ended		9 Months Ended	10 Months Ended	11 Months Ended	12 Months Ended
	Jul. 30, 2024	Jul. 23, 2024	Nov. 28, 2023	Oct. 24, 2023	Oct. 03, 2023	Jul. 11, 2023	Mar. 07, 2023	Mar. 15, 2022	Feb. 15, 2022	Feb. 08, 2022	Nov. 09, 2021	Sep. 14, 2021	Jul. 13, 2021	Nov. 06, 2020	Sep. 08, 2020	Jul. 07, 2020	May 12, 2020	Apr. 15, 2019	Oct. 02, 2018	Jun. 07, 2018	Sep. 12, 2017	Sep. 05, 2017	Jun. 28, 2017	Jun. 06, 2017	Nov. 01, 2016	Sep. 06, 2016	Mar. 02, 2016	Nov. 06, 2015	Sep. 25, 2015	Sep. 17, 2015	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016
C000201200
Account Value [Line Items]
Line Graph and Table Measure Name																																				Shares based on NAV
C000186813
Account Value [Line Items]
Line Graph and Table Measure Name																																				Shares based on NAV
C000202360
Account Value [Line Items]
Line Graph and Table Measure Name																																				Shares based on NAV
C000215324
Account Value [Line Items]
Line Graph and Table Measure Name																																				Shares based on NAV
C000186809
Account Value [Line Items]
Line Graph and Table Measure Name																																				Shares based on NAV
C000172210
Account Value [Line Items]
Line Graph and Table Measure Name																																				Shares based on NAV
C000215322
Account Value [Line Items]
Line Graph and Table Measure Name																																				Shares based on NAV
C000248475
Account Value [Line Items]
Line Graph and Table Measure Name																															Shares based on NAV
C000207250
Account Value [Line Items]
Line Graph and Table Measure Name																																				Shares based on NAV
C000152548
Account Value [Line Items]
Line Graph and Table Measure Name																																				Shares based on NAV
C000152549
Account Value [Line Items]
Line Graph and Table Measure Name																																				Shares based on NAV
C000152545
Account Value [Line Items]
Line Graph and Table Measure Name																																				Shares based on NAV
C000152550
Account Value [Line Items]
Line Graph and Table Measure Name																																				Shares based on NAV
C000152551
Account Value [Line Items]
Line Graph and Table Measure Name																																				Shares based on NAV
C000152552
Account Value [Line Items]
Line Graph and Table Measure Name																																				Shares based on NAV
C000233873
Account Value [Line Items]
Line Graph and Table Measure Name																																				Shares based on NAV
C000232483
Account Value [Line Items]
Line Graph and Table Measure Name																																				Shares based on NAV
C000190083
Account Value [Line Items]
Line Graph and Table Measure Name																																				Shares based on NAV
C000168500
Account Value [Line Items]
Line Graph and Table Measure Name																																				Shares based on NAV
C000219502
Account Value [Line Items]
Line Graph and Table Measure Name																																				Shares based on NAV
C000198662
Account Value [Line Items]
Line Graph and Table Measure Name																																				Shares based on NAV
C000245144
Account Value [Line Items]
Line Graph and Table Measure Name																																			Shares based on NAV
C000243239
Account Value [Line Items]
Line Graph and Table Measure Name																																				Shares based on NAV
C000228398
Account Value [Line Items]
Line Graph and Table Measure Name																																				Shares based on NAV
C000228400
Account Value [Line Items]
Line Graph and Table Measure Name																																				Shares based on NAV
C000227134
Account Value [Line Items]
Line Graph and Table Measure Name																																				Shares based on NAV
C000229364
Account Value [Line Items]
Line Graph and Table Measure Name																																				Shares based on NAV
C000226526
Account Value [Line Items]
Line Graph and Table Measure Name																																				Shares based on NAV
C000214554
Account Value [Line Items]
Line Graph and Table Measure Name																																				Shares based on NAV
C000214553
Account Value [Line Items]
Line Graph and Table Measure Name																																				Shares based on NAV
C000246478
Account Value [Line Items]
Line Graph and Table Measure Name																																	Shares based on NAV
C000246479
Account Value [Line Items]
Line Graph and Table Measure Name																																	Shares based on NAV
C000214556
Account Value [Line Items]
Line Graph and Table Measure Name																																				Shares based on NAV
C000244420
Account Value [Line Items]
Line Graph and Table Measure Name																																		Shares based on NAV
C000244421
Account Value [Line Items]
Line Graph and Table Measure Name																																		Shares based on NAV
C000238223
Account Value [Line Items]
Line Graph and Table Measure Name																																				Shares based on NAV
C000251207
Account Value [Line Items]
Line Graph and Table Measure Name																																Shares based on NAV
C000251208
Account Value [Line Items]
Line Graph and Table Measure Name																																Shares based on NAV
C000251209
Account Value [Line Items]
Line Graph and Table Measure Name																																Shares based on NAV
C000251203
Account Value [Line Items]
Line Graph and Table Measure Name																																Shares based on NAV
Bloomberg Global Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name									Bloomberg Global Aggregate Index
Account Value									$ 10,000																						$ 10,164	$ 10,164	$ 10,164	$ 10,164	$ 10,164	$ 10,164	$ 9,457	$ 9,405
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																						Bloomberg U.S. Aggregate Bond Index
Account Value																						$ 10,000									10,851	10,851	10,851	10,851	10,851	10,851	10,113	10,234	$ 11,567	$ 11,576	$ 10,873	$ 9,869
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																			Bloomberg U.S. Aggregate Bond Index
Account Value																			$ 10,000												11,064	11,064	11,064	11,064	11,064	11,064	10,311	10,435	11,794	11,803	11,086
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																Bloomberg U.S. Aggregate Bond Index
Account Value																$ 10,000															9,403	9,403	9,403	9,403	9,403	9,403	8,763	8,868	10,023	10,031
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																								Bloomberg U.S. Aggregate Bond Index
Account Value																								$ 10,000							10,983	10,983	10,983	10,983	10,983	10,983	10,236	10,359	11,708	11,717	11,005	9,989	$ 10,095
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																										Bloomberg U.S. Aggregate Bond Index
Account Value																										$ 10,000					10,917	10,917	10,917	10,917	10,917	10,917	10,175	10,297	11,638	11,647	10,939	9,930	10,035
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name															Bloomberg U.S. Aggregate Bond Index
Account Value															$ 10,000																9,365	9,365	9,365	9,365	9,365	9,365	8,728	8,833	9,983
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,000																														10,199	10,199	10,199	10,199	10,199	10,199
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																		Bloomberg U.S. Aggregate Bond Index
Account Value																		$ 10,000													10,616	10,616	10,616	10,616	10,616	10,616	9,893	10,013	11,316	11,325	10,637
MSCI Emerging Markets Index
Account Value [Line Items]
Line Graph and Table Measure Name																													MSCI Emerging Markets Index
Account Value																													$ 10,000		17,299	17,299	17,299	17,299	17,299	17,299	15,033	14,848	18,987	15,676	13,692	14,316	14,414	$ 11,575
MSCI Europe Index
Account Value [Line Items]
Line Graph and Table Measure Name																											MSCI Europe Index
Account Value																											$ 10,000				19,776	19,776	19,776	19,776	19,776	19,776	16,509	13,475	17,182	13,300	12,615	13,010	12,677	10,615
MSCI World ex USA Index
Account Value [Line Items]
Line Graph and Table Measure Name																												MSCI World ex USA Index
Account Value																												$ 10,000			18,058	18,058	18,058	18,058	18,058	18,058	15,118	12,982	15,941	12,594	11,886	12,241	11,713	9,999
MSCI Japan Index
Account Value [Line Items]
Line Graph and Table Measure Name																											MSCI Japan Index
Account Value																											$ 10,000				18,952	18,952	18,952	18,952	18,952	18,952	15,834	13,733	16,946	14,126	12,823	13,586	12,458	10,958
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name																														S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value																														$ 10,000	33,374	33,374	33,374	33,374	33,374	33,374	26,250	22,641	25,505	19,445	15,946	15,494	12,948	11,140
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name																							Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value																							$ 10,000								25,049	25,049	25,049	25,049	25,049	25,049	19,858	17,304	19,954	14,999	12,351	12,191	10,138
MSCI ACWI Index
Account Value [Line Items]
Line Graph and Table Measure Name								MSCI ACWI Index
Account Value								$ 10,000																							13,101	13,101	13,101	13,101	13,101	13,101	10,613	9,314
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name										S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value										$ 10,000																					13,014	13,014	13,014	13,014	13,014	13,014	10,236	8,829
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name																					S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value																					$ 10,000										25,509	25,509	25,509	25,509	25,509	25,509	20,063	17,305	19,494	14,862	12,188	11,842
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name																									S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value																									$ 10,000						30,720	30,720	30,720	30,720	30,720	30,720	24,162	20,840	23,476	17,898	14,678	14,261	11,918
MSCI ACWI Index
Account Value [Line Items]
Line Graph and Table Measure Name														MSCI ACWI Index
Account Value														$ 10,000																	14,982	14,982	14,982	14,982	14,982	14,982	12,137	10,651	12,662
Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name																				Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value																				$ 10,000											22,193	22,193	22,193	22,193	22,193	22,193	17,530	15,191	17,452	13,197	10,773	10,511
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value					$ 10,000																										13,463	13,463	13,463	13,463	13,463	13,463
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value						$ 10,000																									12,940	12,940	12,940	12,940	12,940	12,940	10,178
MSCI ACWI Index
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI ACWI Index
Account Value											$ 10,000																				11,559	11,559	11,559	11,559	11,559	11,559	9,364	8,218
MSCI ACWI Index
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI ACWI Index
Account Value											$ 10,000																				11,559	11,559	11,559	11,559	11,559	11,559	9,364	8,218
MSCI Emerging Markets Index
Account Value [Line Items]
Line Graph and Table Measure Name																	MSCI Emerging Markets Index
Account Value																	$ 10,000														13,516	13,516	13,516	13,516	13,516	13,516	11,746	11,601	14,835	12,248
MSCI World ex USA Index
Account Value [Line Items]
Line Graph and Table Measure Name																	MSCI World ex USA Index
Account Value																	$ 10,000														16,753	16,753	16,753	16,753	16,753	16,753	14,025	12,044	14,788	11,684
Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value			$ 10,000																												12,505	12,505	12,505	12,505	12,505	12,505
Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value			$ 10,000																												12,505	12,505	12,505	12,505	12,505	12,505
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name																	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value																	$ 10,000														21,053	21,053	21,053	21,053	21,053	21,053	16,559	14,282	16,089	12,266
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value				$ 10,000																											13,466	13,466	13,466	13,466	13,466	13,466
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Aggregate Bond Index
Account Value							$ 10,000																								10,878	10,878	10,878	10,878	10,878	10,878	10,138
Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Account Value		$ 10,000																													10,091	10,091	10,091	10,091	10,091	10,091
Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Account Value		$ 10,000																													10,091	10,091	10,091	10,091	10,091	10,091
Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Account Value		$ 10,000																													10,091	10,091	10,091	10,091	10,091	10,091
Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Account Value		$ 10,000																													10,091	10,091	10,091	10,091	10,091	10,091
FTSE Goldman Sachs Emerging Markets USD Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name									FTSE Goldman Sachs Emerging Markets USD Bond Index
Account Value									$ 10,000																						9,693	9,693	9,693	9,693	9,693	9,693	8,631	8,294
Goldman Sachs Access Emerging Markets USD Bond ETF
Account Value [Line Items]
Account Value									$ 10,000																						9,735	9,735	9,735	9,735	9,735	9,735	8,686	8,389
FTSE Goldman Sachs High Yield Corporate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																						FTSE Goldman Sachs High Yield Corporate Bond Index
Account Value																						$ 10,000									13,464	13,464	13,464	13,464	13,464	13,464	11,992	11,159	12,427	11,583	11,064	10,298
Bloomberg High Yield Very Liquid Index (Total Return, Unhedged, USD)
Account Value [Line Items]
Line Graph and Table Measure Name																						Bloomberg High Yield Very Liquid Index (Total Return, Unhedged, USD)
Account Value																						$ 10,000									13,331	13,331	13,331	13,331	13,331	13,331	11,846	11,050	12,456	11,452	10,998	10,260
Goldman Sachs Access High Yield Corporate Bond ETF
Account Value [Line Items]
Account Value																						$ 10,000									13,165	13,165	13,165	13,165	13,165	13,165	11,762	10,979	12,346	11,533	10,988	10,250
FTSE Goldman Sachs Treasury Inflation Protected USD Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																			FTSE Goldman Sachs Treasury Inflation Protected USD Bond Index
Account Value																			$ 10,000												12,032	12,032	12,032	12,032	12,032	12,032	11,330	11,745	12,497	11,818	10,871
Goldman Sachs Access Inflation Protected USD Bond ETF
Account Value [Line Items]
Account Value																			$ 10,000												11,962	11,962	11,962	11,962	11,962	11,962	11,274	11,699	12,457	11,794	10,861
FTSE Goldman Sachs US Investment-Grade Corporate Bond 1-5 Years Index
Account Value [Line Items]
Line Graph and Table Measure Name																FTSE Goldman Sachs US Investment-Grade Corporate Bond 1-5 Years Index
Account Value																$ 10,000															10,587	10,587	10,587	10,587	10,587	10,587	9,805	9,584	10,212	10,077
Goldman Sachs Access Investment Grade Corporate 1-5 Year Bond
Account Value [Line Items]
Account Value																$ 10,000															10,486	10,486	10,486	10,486	10,486	10,486	9,741	9,539	10,181	10,070
FTSE Goldman Sachs Investment Grade Corporate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																								FTSE Goldman Sachs Investment Grade Corporate Bond Index
Account Value																								$ 10,000							11,834	11,834	11,834	11,834	11,834	11,834	10,840	10,750	12,615	12,333	11,403	10,041	10,126
Bloomberg US Corporate Investment Grade Index
Account Value [Line Items]
Line Graph and Table Measure Name																								Bloomberg US Corporate Investment Grade Index
Account Value																								$ 10,000							11,767	11,767	11,767	11,767	11,767	11,767	10,767	10,671	12,541	12,231	11,378	10,040	10,142
Goldman Sachs Access Investment Grade Corporate Bond ETF
Account Value [Line Items]
Account Value																								$ 10,000							11,687	11,687	11,687	11,687	11,687	11,687	10,724	10,634	12,505	12,252	11,347	10,011	10,119
FTSE US Treasury 0-1 Year Composite Select Index
Account Value [Line Items]
Line Graph and Table Measure Name																										FTSE US Treasury 0-1 Year Composite Select Index
Account Value																										$ 10,000					11,730	11,730	11,730	11,730	11,730	11,730	11,104	10,653	10,634	10,623	10,467	10,212	10,064
Goldman Sachs Access Treasury 0-1 Year ETF
Account Value [Line Items]
Account Value																										$ 10,000					11,603	11,603	11,603	11,603	11,603	11,603	11,004	10,581	10,580	10,583	10,434	10,190	10,053
FTSE Goldman Sachs US Broad Bond Market Index
Account Value [Line Items]
Line Graph and Table Measure Name															FTSE Goldman Sachs US Broad Bond Market Index
Account Value															$ 10,000																9,295	9,295	9,295	9,295	9,295	9,295	8,664	8,775	9,979
Goldman Sachs Access U.S. Aggregate Bond ETF
Account Value [Line Items]
Account Value															$ 10,000																9,204	9,204	9,204	9,204	9,204	9,204	8,604	8,742	9,948
FTSE Goldman Sachs US Preferred Stock & Hybrid Index (TR, Unhedged, USD)
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE Goldman Sachs US Preferred Stock & Hybrid Index (TR, Unhedged, USD)
Account Value	$ 10,000																														10,217	10,217	10,217	10,217	10,217	10,217
Goldman Sachs Access U.S. Preferred Stock and Hybrid Securities
Account Value [Line Items]
Account Value	$ 10,000																														10,210	10,210	10,210	10,210	10,210	10,210
FTSE Three-Month U.S. Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name																		FTSE Three-Month U.S. Treasury Bill Index
Account Value																		$ 10,000													11,321	11,321	11,321	11,321	11,321	11,321	10,716	10,260	10,215	10,209	10,090
Goldman Sachs Access Ultra Short Bond ETF
Account Value [Line Items]
Account Value																		$ 10,000													11,579	11,579	11,579	11,579	11,579	11,579	10,850	10,408	10,468	10,407	10,175
Goldman Sachs ActiveBeta® Emerging Markets Equity Index
Account Value [Line Items]
Line Graph and Table Measure Name																													Goldman Sachs ActiveBeta<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Emerging Markets Equity Index
Account Value																													$ 10,000		16,945	16,945	16,945	16,945	16,945	16,945	14,599	14,050	17,976	14,837	13,528	14,004	13,966	11,377
Goldman Sachs ActiveBeta® Emerging Markets Equity ETF
Account Value [Line Items]
Account Value																													$ 10,000		16,304	16,304	16,304	16,304	16,304	16,304	14,282	13,799	17,684	14,677	13,394	13,838	13,877	11,329
Goldman Sachs ActiveBeta® Europe Equity Index
Account Value [Line Items]
Line Graph and Table Measure Name																											Goldman Sachs ActiveBeta<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Europe Equity Index
Account Value																											$ 10,000				19,773	19,773	19,773	19,773	19,773	19,773	16,710	13,522	17,937	13,706	12,838	13,268	12,710	10,618
Goldman Sachs ActiveBeta® Europe Equity ETF
Account Value [Line Items]
Account Value																											$ 10,000				19,753	19,753	19,753	19,753	19,753	19,753	16,707	13,430	17,862	13,692	12,831	13,249	12,690	10,623
Goldman Sachs ActiveBeta® International Equity Index
Account Value [Line Items]
Line Graph and Table Measure Name																												Goldman Sachs ActiveBeta<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> International Equity Index
Account Value																												$ 10,000			18,233	18,233	18,233	18,233	18,233	18,233	15,390	13,223	16,552	13,006	12,260	12,656	11,899	10,095
Goldman Sachs ActiveBeta® International Equity ETF
Account Value [Line Items]
Account Value																												$ 10,000			18,129	18,129	18,129	18,129	18,129	18,129	15,307	13,150	16,475	12,960	12,230	12,620	11,872	10,090
Goldman Sachs ActiveBeta® Japan Equity Index
Account Value [Line Items]
Line Graph and Table Measure Name																											Goldman Sachs ActiveBeta<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Japan Equity Index
Account Value																											$ 10,000				18,228	18,228	18,228	18,228	18,228	18,228	15,413	13,322	16,426	13,935	12,765	13,410	12,275	10,699
Goldman Sachs ActiveBeta® Japan Equity ETF
Account Value [Line Items]
Account Value																											$ 10,000				18,441	18,441	18,441	18,441	18,441	18,441	15,589	13,475	16,587	14,054	12,874	13,455	12,297	10,717
Goldman Sachs ActiveBeta® U.S. Large Cap Equity Index
Account Value [Line Items]
Line Graph and Table Measure Name																														Goldman Sachs ActiveBeta<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> U.S. Large Cap Equity Index
Account Value																														$ 10,000	31,589	31,589	31,589	31,589	31,589	31,589	24,854	21,623	24,752	18,992	15,564	15,183	12,467	10,907
Goldman Sachs ActiveBeta® U.S. Large Cap Equity ETF
Account Value [Line Items]
Account Value																														$ 10,000	31,306	31,306	31,306	31,306	31,306	31,306	24,654	21,470	24,594	18,888	15,498	15,132	12,439	$ 10,897
Goldman Sachs ActiveBeta® U.S. Small Cap Equity Index
Account Value [Line Items]
Line Graph and Table Measure Name																							Goldman Sachs ActiveBeta<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> U.S. Small Cap Equity Index
Account Value																							$ 10,000								18,951	18,951	18,951	18,951	18,951	18,951	15,898	14,825	16,995	11,260	10,910	12,450	9,832
Russell 2000® Index
Account Value [Line Items]
Line Graph and Table Measure Name																							Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value																							$ 10,000								17,137	17,137	17,137	17,137	17,137	17,137	14,466	13,823	16,833	11,444	10,795	12,392	9,878
Goldman Sachs ActiveBeta® U.S. Small Cap Equity ETF
Account Value [Line Items]
Account Value																							$ 10,000								18,708	18,708	18,708	18,708	18,708	18,708	15,721	14,700	16,887	11,224	10,882	12,406	9,824
Goldman Sachs ActiveBeta® World Low Vol Plus Equity Index
Account Value [Line Items]
Line Graph and Table Measure Name								Goldman Sachs ActiveBeta<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> World Low Vol Plus Equity Index
Account Value								$ 10,000																							12,954	12,954	12,954	12,954	12,954	12,954	10,450	9,421
Solactive GBS Developed Markets Large & Mid Cap
Account Value [Line Items]
Line Graph and Table Measure Name								Solactive GBS Developed Markets Large & Mid Cap
Account Value								$ 10,000																							13,316	13,316	13,316	13,316	13,316	13,316	10,697	9,246
Goldman Sachs ActiveBeta® World Low Vol Plus Equity ETF
Account Value [Line Items]
Account Value								$ 10,000																							13,027	13,027	13,027	13,027	13,027	13,027	10,487	9,435
Bloomberg Goldman Sachs Global Clean Energy Index (TR, Unhedged, USD)
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg Goldman Sachs Global Clean Energy Index (TR, Unhedged, USD)
Account Value										$ 10,000																					9,702	9,702	9,702	9,702	9,702	9,702	9,172	10,140
Goldman Sachs Bloomberg Clean Energy Equity ETF
Account Value [Line Items]
Account Value										$ 10,000																					9,462	9,462	9,462	9,462	9,462	9,462	9,030	10,045
Solactive US Large Cap Equal Weight Index (GTR)
Account Value [Line Items]
Line Graph and Table Measure Name																					Solactive US Large Cap Equal Weight Index (GTR)
Account Value																					$ 10,000										21,195	21,195	21,195	21,195	21,195	21,195	17,227	15,841	18,499	13,239	11,783	11,577
Goldman Sachs Equal Weight U.S. Large Cap Equity ETF
Account Value [Line Items]
Account Value																					$ 10,000										20,981	20,981	20,981	20,981	20,981	20,981	17,067	15,718	18,380	13,170	11,747	11,560
Goldman Sachs Hedge Fund VIP Index™ TR
Account Value [Line Items]
Line Graph and Table Measure Name																									Goldman Sachs Hedge Fund VIP Index™ TR
Account Value																									$ 10,000						30,869	30,869	30,869	30,869	30,869	30,869	23,425	19,781	26,961	20,639	14,597	14,725	12,714
Goldman Sachs Hedge Industry VIP ETF
Account Value [Line Items]
Account Value																									$ 10,000						29,893	29,893	29,893	29,893	29,893	29,893	22,682	19,239	26,336	20,259	14,450	14,594	$ 12,661
Solactive Innovative Global Equity Index (Net total Return, Unhedged, USD)
Account Value [Line Items]
Line Graph and Table Measure Name														Solactive Innovative Global Equity Index (Net total Return, Unhedged, USD)
Account Value														$ 10,000																	12,172	12,172	12,172	12,172	12,172	12,172	10,048	8,864	12,738
Goldman Sachs Innovate Equity ETF
Account Value [Line Items]
Account Value														$ 10,000																	12,102	12,102	12,102	12,102	12,102	12,102	10,013	8,832	12,680
JUST U.S. Large Cap Diversified Index
Account Value [Line Items]
Line Graph and Table Measure Name																				JUST U.S. Large Cap Diversified Index
Account Value																				$ 10,000											22,434	22,434	22,434	22,434	22,434	22,434	17,587	15,267	17,422	13,309	10,750	10,517
Goldman Sachs JUST U.S. Large Cap Equity ETF
Account Value [Line Items]
Account Value																				$ 10,000											22,128	22,128	22,128	22,128	22,128	22,128	17,386	15,119	17,284	13,233	$ 10,728	$ 10,511
Russell 2000 (Total Return, Unhedged, USD)
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 2000 (Total Return, Unhedged, USD)
Account Value					$ 10,000																										13,009	13,009	13,009	13,009	13,009	13,009
Goldman Sachs Small Cap Core Equity ETF
Account Value [Line Items]
Account Value					$ 10,000																										13,405	13,405	13,405	13,405	13,405	13,405
Solactive Energy Infrastructure Enhanced Index (Net Total Return, Unhedged, USD)
Account Value [Line Items]
Line Graph and Table Measure Name						Solactive Energy Infrastructure Enhanced Index (Net Total Return, Unhedged, USD)
Account Value						$ 10,000																									12,603	12,603	12,603	12,603	12,603	12,603	10,098
Goldman Sachs North American Pipelines & Power Equity ETF
Account Value [Line Items]
Account Value						$ 10,000																									12,690	12,690	12,690	12,690	12,690	12,690	10,116
MSCI ACWI Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI ACWI Growth Index
Account Value											$ 10,000																				11,096	11,096	11,096	11,096	11,096	11,096	8,824	7,487
Goldman Sachs Future Consumer Equity ETF
Account Value [Line Items]
Account Value											$ 10,000																				8,434	8,434	8,434	8,434	8,434	8,434	6,808	6,372
MSCI ACWI Health Care Index
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI ACWI Health Care Index
Account Value											$ 10,000																				11,713	11,713	11,713	11,713	11,713	11,713	9,745	8,907
Goldman Sachs Future Health Care Equity ETF
Account Value [Line Items]
Account Value											$ 10,000																				9,431	9,431	9,431	9,431	9,431	9,431	8,170	7,545
MSCI ACWI Index
Account Value [Line Items]
Line Graph and Table Measure Name													MSCI ACWI Index
Account Value													$ 10,000																		12,099	12,099	12,099	12,099	12,099	12,099	9,801	8,601	10,225
Goldman Sachs Future Planet Equity ETF
Account Value [Line Items]
Account Value													$ 10,000																		8,471	8,471	8,471	8,471	8,471	8,471	7,626	7,617	10,574
50% of FTSE Global Core Infrastructure 50/50 Index and 50% of FTSE EPRA Nareit Developed Index
Account Value [Line Items]
Line Graph and Table Measure Name											50% of FTSE Global Core Infrastructure 50/50 Index and 50% of FTSE EPRA Nareit Developed Index
Account Value											$ 10,000																				10,475	10,475	10,475	10,475	10,475	10,475	8,747	9,217
MSCI ACWI Index
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI ACWI Index
Account Value											$ 10,000																				11,559	11,559	11,559	11,559	11,559	11,559	9,364	8,218
Goldman Sachs Future Real Estate and Infrastructure Equity ETF
Account Value [Line Items]
Account Value											$ 10,000																				9,713	9,713	9,713	9,713	9,713	9,713	8,322	8,648
MSCI ACWI Index
Account Value [Line Items]
Line Graph and Table Measure Name												MSCI ACWI Index
Account Value												$ 10,000																			11,921	11,921	11,921	11,921	11,921	11,921	9,657	8,475
MSCI ACWI Select Information Technology + Communication Services (excluding >$100B Market Cap) Index
Account Value [Line Items]
Line Graph and Table Measure Name												MSCI ACWI Select Information Technology + Communication Services (excluding >$100B Market Cap) Index
Account Value												$ 10,000																			9,602	9,602	9,602	9,602	9,602	9,602	7,925	7,197
Goldman Sachs Future Tech Leaders Equity ETF
Account Value [Line Items]
Account Value												$ 10,000																			7,453	7,453	7,453	7,453	7,453	7,453	6,240	5,997
Solactive GBS Emerging Markets Large & Mid Cap Index
Account Value [Line Items]
Line Graph and Table Measure Name																	Solactive GBS Emerging Markets Large & Mid Cap Index
Account Value																	$ 10,000														13,759	13,759	13,759	13,759	13,759	13,759	11,909	11,670	14,602	12,206
Goldman Sachs MarketBeta® Emerging Markets Equity ETF
Account Value [Line Items]
Account Value																	$ 10,000														13,382	13,382	13,382	13,382	13,382	13,382	11,790	11,603	14,506	12,154
Solactive GBS Developed Markets ex North America Large & Mid Cap Index
Account Value [Line Items]
Line Graph and Table Measure Name																	Solactive GBS Developed Markets ex North America Large & Mid Cap Index
Account Value																	$ 10,000														16,515	16,515	16,515	16,515	16,515	16,515	13,844	11,797	14,716	11,650
Goldman Sachs MarketBeta® International Equity ETF
Account Value [Line Items]
Account Value																	$ 10,000														16,487	16,487	16,487	16,487	16,487	16,487	13,830	11,798	14,711	11,657
Russell 1000 Growth 40 Act Daily Capped Index (Total Return, Unhedged, USD)
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 1000 Growth 40 Act Daily Capped Index (Total Return, Unhedged, USD)
Account Value			$ 10,000																												12,540	12,540	12,540	12,540	12,540	12,540
Goldman Sachs MarketBeta® Russell 1000 Growth Equity ETF
Account Value [Line Items]
Account Value			$ 10,000																												12,526	12,526	12,526	12,526	12,526	12,526
Russell 1000 Value 40 Act Daily Capped Index(Total return, Unhedged, USD)
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 1000 Value 40 Act Daily Capped Index(Total return, Unhedged, USD)
Account Value			$ 10,000																												12,288	12,288	12,288	12,288	12,288	12,288
Goldman Sachs MarketBeta® Russell 1000 Value Equity ETF
Account Value [Line Items]
Account Value			$ 10,000																												12,267	12,267	12,267	12,267	12,267	12,267
Solactive GBS United States Large & Mid Cap Index
Account Value [Line Items]
Line Graph and Table Measure Name																	Solactive GBS United States Large & Mid Cap Index
Account Value																	$ 10,000														20,960	20,960	20,960	20,960	20,960	20,960	16,449	14,157	16,345	12,410
Goldman Sachs MarketBeta® U.S. Equity ETF
Account Value [Line Items]
Account Value																	$ 10,000														20,897	20,897	20,897	20,897	20,897	20,897	16,412	$ 14,134	$ 16,322	$ 12,403
Nasdaq 100 (Total Return, Unhedged, USD)
Account Value [Line Items]
Line Graph and Table Measure Name				Nasdaq 100 (Total Return, Unhedged, USD)
Account Value				$ 10,000																											13,372	13,372	13,372	13,372	13,372	13,372
Goldman Sachs Nasdaq-100 Core Premium Income ETF
Account Value [Line Items]
Account Value				$ 10,000																											12,600	12,600	12,600	12,600	12,600	12,600
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value				$ 10,000																											13,466	13,466	13,466	13,466	13,466	13,466
Goldman Sachs S&P 500 Core Premium Income ETF
Account Value [Line Items]
Account Value				$ 10,000																											12,779	12,779	12,779	12,779	12,779	12,779
Bloomberg Goldman Sachs Community Municipal Index (Total Return, Unhedged, USD)
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg Goldman Sachs Community Municipal Index (Total Return, Unhedged, USD)
Account Value							$ 10,000																								10,539	10,539	10,539	10,539	10,539	10,539	10,072
Goldman Sachs Community Municipal Bond ETF
Account Value [Line Items]
Account Value							$ 10,000																								10,410	10,410	10,410	10,410	10,410	10,410	$ 10,023
Bloomberg Municipal Bond Quality Intermediate-California (Total Return, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Quality Intermediate-California (Total Return, Unhedged)
Account Value		$ 10,000																													10,127	10,127	10,127	10,127	10,127	10,127
Goldman Sachs Dynamic California Municipal Income ETF
Account Value [Line Items]
Account Value		$ 10,000																													10,130	10,130	10,130	10,130	10,130	10,130
Bloomberg Municipal Bond Quality Intermediate -New York (Total Ret, Unhedged, USD)
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Quality Intermediate -New York (Total Ret, Unhedged, USD)
Account Value		$ 10,000																													10,119	10,119	10,119	10,119	10,119	10,119
Goldman Sachs Dynamic New York Municipal Income ETF
Account Value [Line Items]
Account Value		$ 10,000																													10,104	10,104	10,104	10,104	10,104	10,104
Municipal 1-15 Yr Blend (1-17) (Total Return, Unhedged, USD)
Account Value [Line Items]
Line Graph and Table Measure Name		Municipal 1-15 Yr Blend (1-17) (Total Return, Unhedged, USD)
Account Value		$ 10,000																													10,101	10,101	10,101	10,101	10,101	10,101
Goldman Sachs Municipal Income ETF
Account Value [Line Items]
Account Value		$ 10,000																													10,098	10,098	10,098	10,098	10,098	10,098
Bloomberg Municipal Short-term Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Short-term Index
Account Value		$ 10,000																													10,044	10,044	10,044	10,044	10,044	10,044
Goldman Sachs Ultra Short Municipal Income ETF
Account Value [Line Items]
Account Value		$ 10,000																													$ 10,050	$ 10,050	$ 10,050	$ 10,050	$ 10,050	$ 10,050